LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS
Schedule of other non-current financial assets

	2019	2020
Convertible bonds
PT Aplikasi Karya Anak Bangsa ("AKAB")	—	2,116
Others	373	223
Total convertible bonds	373	2,339

Investment in equity	973	1,706

Total	1,346	4,045